PROVISION FOR ENVIRONMENTAL REHABILITATION - Narrative (Details) - ZAR (R) R in Millions	Jun. 30, 2024	Jun. 30, 2023
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Discount rate, minimum	10.10%	10.80%
Discount rate, maximum	10.60%	11.10%
Inflation rate used in calculation of net present value of rehabilitation liability	5.60%	5.70%
Undiscounted rehabilitation cost	R 972.0	R 897.8